Stock-Based Compensation - Effects of Stock-Based Compensation Related to Equity Awards to Employees and Nonemployees on Statement of Operations (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation	$ 112,999	$ 331,977	$ 447,504	$ 883,672	$ 929,822	$ 1,452,827
Stock Options [Member] | Cost of revenues [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation	10,150	59,720	37,150	133,105	142,400	115,266
Stock Options [Member] | Research and Development Expenses [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation	30,247	53,405	103,267	121,834	143,300	123,330
Stock Options [Member] | General and Administrative Expenses [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation	57,162	178,671	243,593	528,406	575,741	1,071,490
Stock Options [Member] | Sales and Marketing Expenses [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation	15,440	40,181	63,494	100,327	68,381	142,741
RSUs [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation	$ 112,999	475,688	511,929	1,232,149	1,247,481	1,593,947
RSUs [Member] | Cost of revenues [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation		20,417	(18,802)	58,717	48,745	32,338
RSUs [Member] | Research and Development Expenses [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation		20,418	13,576	57,490	55,941	30,261
RSUs [Member] | General and Administrative Expenses [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation		74,521	54,303	160,927	160,937	38,274
RSUs [Member] | Sales and Marketing Expenses [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation		$ 28,355	$ 15,348	$ 71,343	$ 52,036	$ 40,247